UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

________

FORM N-CSRS

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III
(Exact name of registrant as specified in charter)

________

SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
(Address of principal executive offices) (Zip code)

SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: December 31, 2025

Date of reporting period: June 30, 2025

Item 1.	Reports to Stockholders.

(a)              A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund III

Penn Mutual AM Strategic Income Fund

I Shares - PMUBX

Semi-Annual Shareholder Report: June 30, 2025

This semi-annual shareholder report contains important information about I Shares of the Penn Mutual AM Strategic Income Fund (the "Fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.pennmutualam.com/strategies/strategic-income-strategy/institutional-mutual-fund. You can also request this information by contacting us at 877-762-6552.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Penn Mutual AM Strategic Income Fund, I Shares	$35	0.70%

Key Fund Statistics as of June 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$169,417,639	92	$370,644	41%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	-0.1%
Materials	0.6%
Communication Services	0.8%
Loan Participations	1.8%
Utilities	1.9%
Health Care	2.0%
Consumer Discretionary	3.3%
Energy	4.2%
Financials	5.6%
Industrials	5.8%
U.S. Treasury Obligations	13.5%
Asset-Backed Securities	19.1%
Mortgage-Backed Securities	38.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Notes	3.625%	05/15/26	3.2%
U.S. Treasury Bills	0.000%	12/11/25	3.2%
FHLMC	3.000%	05/01/53	2.3%
FREMF Mortgage Trust, Ser K69, Cl B	3.854%	10/25/49	2.3%
FHLMC	5.000%	12/01/44	2.2%
PRKCM Trust, Ser 2023-AFC3, Cl A2	6.987%	09/25/58	2.2%
GNMA, Ser 2013-11, Cl LP	3.500%	01/20/43	2.0%
U.S. Treasury Notes	4.375%	07/31/26	1.8%
FHLMC, Ser 2016-4609, Cl QV	3.000%	05/15/44	1.8%
U.S. Treasury Bills	0.000%	08/12/25	1.8%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  877-762-6552

  https://www.pennmutualam.com/strategies/strategic-income-strategy/institutional-mutual-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 877-762-6552 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

PMUBX-SAR-2025

The Advisors' Inner Circle Fund III

Penn Mutual AM 1847 Income Fund

I Shares - PMEFX

Semi-Annual Shareholder Report: June 30, 2025

This semi-annual shareholder report contains important information about I Shares of the Penn Mutual AM 1847 Income Fund (the "Fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.pennmutualam.com/strategies/balanced-income-strategy/penn-mutual-am-1847-income-fund. You can also request this information by contacting us at 877-762-6552.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Penn Mutual AM 1847 Income Fund, I Shares	$33	0.65%

Key Fund Statistics as of June 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$75,230,496	94	$111,404	79%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Financials	1.2%
Real Estate	1.3%
Materials	2.2%
Utilities	2.3%
Communication Services	2.3%
Energy	7.2%
Health Care	8.9%
Consumer Staples	9.4%
Consumer Discretionary	11.1%
Industrials	13.3%
Information Technology	13.4%
U.S. Treasury Obligations	23.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Notes	4.500%	11/15/25	6.6%
U.S. Treasury Notes	4.625%	03/15/26	5.3%
U.S. Treasury Notes	3.875%	03/31/27	5.3%
Pitney Bowes	6.700%	03/07/43	4.8%
U.S. Treasury Notes	3.625%	05/15/26	4.6%
Cerence	1.500%	07/01/28	2.6%
Terawulf	2.750%	02/01/30	2.5%
Spectrum Brands	3.875%	03/15/31	2.1%
Omnicell	0.250%	09/15/25	2.0%
U.S. Treasury Bond	4.250%	11/15/40	1.9%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  877-762-6552

  https://www.pennmutualam.com/strategies/balanced-income-strategy/penn-mutual-am-1847-income-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 877-762-6552 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

PMEFX-SAR-2025

(b)              Not applicable.

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

(a)              The Schedules of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)              Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements and Financial Highlights are filed herein.

THE ADVISORS' INNER CIRCLE FUND III

Penn Mutual Asset Management

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION

JUNE 30, 2025

Investment Adviser:
Penn Mutual Asset Management, LLC

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL FUNDS JUNE 30, 2025

TABLE OF CONTENTS

Financial Statements (Form N-CSRS Item 7)
Schedules of Investments	1
Statements of Assets and Liabilities	16
Statements of Operations	17
Statements of Changes in Net Assets	18
Financial Highlights	20
Notes to Financial Statements	22
Other Information (Form N-CSRS Items 8-11)	47

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM STRATEGIC INCOME FUND JUNE 30, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
MORTGAGE-BACKED SECURITIES — 38.7%

	Face Amount	Value
Agency Mortgage-Backed Obligations — 14.6%
FHLMC
5.500%, 08/01/2053	$2,119,705	$2,122,287
5.000%, 12/01/2044	3,779,536	3,778,463
3.000%, 05/01/2053	4,433,603	3,839,573
FHLMC, Ser 2016-4609, Cl QV
3.000%, 05/15/2044	3,076,069	3,006,970
FHLMC, Ser 2022-5271, Cl A
5.500%, 10/25/2047	2,131,470	2,147,287
FNMA
5.500%, 12/01/2054	2,858,649	2,859,187
3.500%, 04/01/2053	3,118,054	2,809,622
GNMA, Ser 2012-148, Cl PA
1.250%, 04/20/2041	799,705	790,106
GNMA, Ser 2013-11, Cl LP
3.500%, 01/20/2043	3,571,197	3,342,778
		24,696,273
Non-Agency Mortgage-Backed Obligations — 24.1%
BBCMS Mortgage Trust, Ser 5C25, Cl C
Callable 03/15/2029 @ $100
6.643%, 03/15/2057 (A)	1,000,000	1,025,463
BBCMS Mortgage Trust, Ser C24, Cl D
Callable 02/15/2034 @ $100
4.250%, 02/15/2057 (B)	610,000	467,998
BMO Mortgage Trust, Ser 5C3, Cl C
Callable 02/15/2029 @ $100
7.088%, 02/15/2057 (A)	1,350,000	1,378,887
BSPRT Issuer, Ser 2021-FL6, Cl B
Callable 07/15/2025 @ $100
6.026%, , TSFR1M + 1.714% 03/15/2036 (B)	1,500,000	1,490,160
Bunker Hill Loan Depositary Trust, Ser 2019-3, Cl M1
Callable 07/25/2025 @ $100
3.269%, 11/25/2059 (B) (C)	2,650,000	2,609,614
FREMF Mortgage Trust, Ser K47, Cl C
Callable 07/25/2025 @ $100
3.678%, 06/25/2048 (A) (B)	2,271,086	2,262,343
FREMF Mortgage Trust, Ser K53, Cl B
Callable 01/25/2026 @ $100
4.187%, 03/25/2049 (A) (B)	1,250,000	1,240,596

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM STRATEGIC INCOME FUND JUNE 30, 2025 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
Non-Agency Mortgage-Backed Obligations — continued
FREMF Mortgage Trust, Ser K53, Cl C
Callable 01/25/2026 @ $100
4.187%, 03/25/2049 (A) (B)	$1,500,000	$1,485,741
FREMF Mortgage Trust, Ser K65, Cl B
Callable 07/25/2027 @ $100
4.223%, 07/25/2050 (A) (B)	2,650,000	2,619,192
FREMF Mortgage Trust, Ser K69, Cl B
Callable 10/25/2027 @ $100
3.854%, 10/25/2049 (A) (B)	3,895,000	3,813,428
FREMF Mortgage Trust, Ser K70, Cl C
Callable 12/25/2027 @ $100
3.942%, 12/25/2049 (A) (B)	1,750,000	1,699,282
FREMF Mortgage Trust, Ser K83, Cl B
Callable 10/25/2028 @ $100
4.422%, 11/25/2051 (A) (B)	1,500,000	1,468,979
FREMF Mortgage Trust, Ser K98, Cl B
Callable 08/25/2029 @ $100
3.862%, 10/25/2052 (A) (B)	2,000,000	1,899,711
Hawaii Hotel Trust, Ser MAUI, Cl B
6.054%, , TSFR1M + 1.742% 03/15/2042 (B)	2,500,000	2,498,437
JP Morgan Mortgage Trust, Ser 2017-1, Cl A11
Callable 11/25/2031 @ $100
3.447%, 01/25/2047 (A) (B)	543,089	487,588
OBX Trust, Ser 2019-EXP3, Cl 2A2
Callable 10/25/2026 @ $100
5.534%, , TSFR1M + 1.214% 10/25/2059 (B)	411,084	412,937
PRKCM Trust, Ser 2023-AFC3, Cl A2
Callable 08/25/2026 @ $100
6.987%, 09/25/2058 (B) (C)	3,618,958	3,652,507
Residential Mortgage Loan Trust, Ser 2020-2, Cl A2
Callable 07/25/2025 @ $100
2.508%, 05/25/2060 (A) (B)	2,636,724	2,609,573
Sequoia Mortgage Trust, Ser 2017-5, Cl A1
Callable 12/25/2031 @ $100
3.500%, 08/25/2047 (A) (B)	1,619,305	1,462,966
Sequoia Mortgage Trust, Ser 2021-5, Cl A5
2.000%, 07/25/2051 (A) (B)	1,943,493	1,692,244
SWCH Commercial Mortgage Trust, Ser DATA, Cl A
5.755%, , TSFR1M + 1.443% 02/15/2042 (B)	2,500,000	2,481,504

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM STRATEGIC INCOME FUND JUNE 30, 2025 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
Non-Agency Mortgage-Backed Obligations — continued
Towd Point Mortgage Trust, Ser 2018-2, Cl A1
Callable 09/25/2029 @ $100
3.250%, 03/25/2058 (A) (B)	$933,721	$920,649
Verus Securitization Trust, Ser 2023-8, Cl A2
Callable 12/25/2026 @ $100
6.664%, 12/25/2068 (B) (C)	1,228,776	1,241,415
		40,921,214
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $65,907,540)		65,617,487

CORPORATE OBLIGATIONS — 24.2%

Communication Services — 0.8%
Warnermedia Holdings
Callable 09/15/2051 @ $100
5.141%, 03/15/2052	2,000,000	1,395,000

Consumer Discretionary — 3.3%
Ford Motor Credit
Callable 04/28/2027 @ $100
4.950%, 05/28/2027	1,000,000	993,372
Gap
Callable 10/01/2026 @ $102
3.875%, 10/01/2031 (B)	1,500,000	1,340,743
Las Vegas Sands
Callable 05/15/2028 @ $100
5.625%, 06/15/2028	1,500,000	1,530,053
Royal Caribbean Cruises
Callable 09/30/2027 @ $103
5.625%, 09/30/2031 (B)	1,750,000	1,760,691
		5,624,859
Energy — 4.2%
Comstock Resources
Callable 07/18/2025 @ $102
6.750%, 03/01/2029 (B)	1,500,000	1,503,358
Energy Transfer
6.500%, H15T5Y + 5.694% (D)	2,000,000	2,008,936
Callable 11/15/2026 @ $100
Expand Energy
Callable 08/02/2025 @ $101
5.875%, 02/01/2029 (B)	1,500,000	1,506,031

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM STRATEGIC INCOME FUND JUNE 30, 2025 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Energy — continued
Sunoco
Callable 07/01/2028 @ $103
6.250%, 07/01/2033 (B)	$2,000,000	$2,033,398
		7,051,723
Financials — 5.6%
First Maryland Capital II
Callable 08/02/2025 @ $100
5.388%, TSFR3M + 1.112%, 02/01/2027	2,411,000	2,362,872
New York Life Global Funding MTN
4.550%, 01/28/2033 (B)	1,750,000	1,712,702
PNC Financial Services Group
Callable 06/12/2028 @ $100
5.582%, SOFRRATE + 1.841%, 06/12/2029	1,000,000	1,035,621
State Street
Callable 08/02/2025 @ $100
5.148%, TSFR3M + 0.822%, 05/15/2028	2,750,000	2,668,773
US Bancorp
Callable 11/03/2031 @ $100
2.491%, H15T5Y + 0.950%, 11/03/2036	2,000,000	1,697,564
		9,477,532
Health Care — 2.0%
Health Care Service A Mutual Legal Reserve
Callable 03/01/2030 @ $100
2.200%, 06/01/2030 (B)	2,000,000	1,788,076
Merck
Callable 09/07/2038 @ $100
3.900%, 03/07/2039	1,900,000	1,672,000
		3,460,076
Industrials — 5.8%
American Airlines Pass Through Trust, Cl B
3.950%, 07/11/2030	1,550,000	1,461,134
Ashtead Capital
Callable 05/11/2032 @ $100
5.500%, 08/11/2032 (B)	2,000,000	2,025,463
BNSF Funding Trust I
Callable 01/15/2026 @ $100
6.613%, US0003M + 2.350%, 12/15/2055	1,500,000	1,504,965
Boeing
Callable 09/01/2038 @ $100
3.500%, 03/01/2039	2,034,000	1,587,673

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM STRATEGIC INCOME FUND JUNE 30, 2025 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Industrials — continued
Delta Air Lines
4.500%, 10/20/2025 (B)	$92	$92
Graham Packaging
Callable 08/02/2025 @ $102
7.125%, 08/15/2028 (B)	1,500,000	1,497,230
Mauser Packaging Solutions Holding
Callable 08/02/2025 @ $102
7.875%, 08/15/2026 (B)	1,000,000	998,560
United Airlines 2020-1 Class B Pass Through Trust
4.875%, 01/15/2026	663,088	662,166
		9,737,283
Materials — 0.6%
Sherwin-Williams
Callable 07/01/2031 @ $100
4.800%, 09/01/2031	1,000,000	1,010,718

Utilities — 1.9%
Dominion Energy
Callable 11/03/2029 @ $100
6.875%, H15T5Y + 2.386%, 02/01/2055	2,000,000	2,103,968
Duke Energy Carolinas
Callable 12/15/2031 @ $100
2.850%, 03/15/2032	1,250,000	1,121,351
		3,225,319
TOTAL CORPORATE OBLIGATIONS
(Cost $41,189,034)		40,982,510

ASSET-BACKED SECURITIES — 19.1%

Automotive — 1.5%
Exeter Automobile Receivables Trust, Ser 2021-3A, Cl D
Callable 03/15/2026 @ $100
1.550%, 06/15/2027	1,836,515	1,805,094
Exeter Automobile Receivables Trust, Ser 2022-1A, Cl D
Callable 04/15/2027 @ $100
3.020%, 06/15/2028	452,806	448,647

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM STRATEGIC INCOME FUND JUNE 30, 2025 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Automotive — continued
Prestige Auto Receivables Trust, Ser 2021-1A, Cl C
Callable 07/15/2026 @ $100
1.530%, 02/15/2028 (B)	$267,935	$266,292
		2,520,033
Other ABS — 6.2%
Atlas Senior Loan Fund X, Ser 2018-10A, Cl B
Callable 07/15/2025 @ $100
6.018%, TSFR3M + 1.762%, 01/15/2031 (B)	1,500,000	1,501,210
Canyon Capital CLO, Ser 2018-1A, Cl CR
Callable 07/15/2025 @ $100
6.418%, TSFR3M + 2.162%, 07/15/2031 (B)	1,000,000	1,000,036
ICG US CLO, Ser 2025-2RA, Cl BR
Callable 10/16/2025 @ $100
6.011%, TSFR3M + 1.750%, 01/16/2033 (B)	2,000,000	1,992,712
Neuberger Berman CLO XV, Ser 2021-15A, Cl BR2
Callable 07/15/2025 @ $100
5.868%, TSFR3M + 1.612%, 10/15/2029 (B)	1,500,000	1,499,565
Northwoods Capital XVII, Ser 2018-17A, Cl C
Callable 07/22/2025 @ $100
6.384%, TSFR3M + 2.112%, 04/22/2031 (B)	1,500,000	1,498,979
Trysail CLO, Ser 2021-1A, Cl C
Callable 07/20/2025 @ $100
6.931%, TSFR3M + 2.662%, 07/20/2032 (B)	1,500,000	1,503,486
Trysail CLO, Ser 2022-1A, Cl B
Callable 07/20/2025 @ $100
6.122%, TSFR3M + 1.850%, 10/20/2033 (B)	1,500,000	1,503,645
		10,499,633
Student Loan — 11.4%
ECMC Group Student Loan Trust, Ser 2019-1A, Cl A1A
Callable 01/25/2033 @ $100
2.720%, 07/25/2069 (B)	1,147,977	1,045,681
Navient Private Education Loan Trust, Ser 2014-AA, Cl A3
Callable 09/15/2025 @ $100
6.026%, TSFR1M + 1.714%, 10/15/2031 (B)	66,591	66,607
Navient Private Education Loan Trust, Ser 2015-AA, Cl A3
Callable 10/15/2027 @ $100
6.126%, TSFR1M + 1.814%, 11/15/2030 (B)	351,841	352,534

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM STRATEGIC INCOME FUND JUNE 30, 2025 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Student Loan — continued
Navient Private Education Loan Trust, Ser 2015-BA, Cl A3
Callable 08/15/2028 @ $100
5.876%, TSFR1M + 1.564%, 07/16/2040 (B)	$1,180,497	$1,186,094
Navient Private Education Refi Loan Trust, Ser 2019- GA, Cl A
Callable 05/15/2027 @ $100
2.400%, 10/15/2068 (B)	3,014,283	2,907,343
Navient Private Education Refi Loan Trust, Ser 2021- CA, Cl A
Callable 12/15/2029 @ $100
1.060%, 10/15/2069 (B)	1,979,691	1,781,368
Navient Private Education Refi Loan Trust, Ser 2021- EA, Cl A
Callable 06/15/2030 @ $100
0.970%, 12/16/2069 (B)	2,862,840	2,561,414
Nelnet Student Loan Trust, Ser 2004-4, Cl B
Callable 07/25/2025 @ $100
4.925%, SOFR90A + 0.562%, 01/25/2041	2,284,939	2,251,243
SLM Student Loan Trust, Ser 2014-2, Cl A3
Callable 11/25/2031 @ $100
5.010%, SOFR30A + 0.704%, 03/25/2055	830,758	823,582
SMB Private Education Loan Trust, Ser 2015-A, Cl C
Callable 04/15/2027 @ $100
4.500%, 10/15/2048 (B)	2,260,000	2,233,065
SMB Private Education Loan Trust, Ser 2015-C, Cl B
Callable 12/15/2027 @ $100
3.500%, 09/15/2043 (B)	761,760	757,110
SMB Private Education Loan Trust, Ser 2017-A, Cl B
3.500%, 06/17/2041 (B)	1,000,000	984,705
SMB Private Education Loan Trust, Ser 2021-C, Cl C
3.000%, 01/15/2053 (B)	2,846,381	2,467,390
		19,418,136
TOTAL ASSET-BACKED SECURITIES
(Cost $31,997,705)		32,437,802

U.S. TREASURY OBLIGATIONS — 13.5%

U.S. Treasury Bills
0.000%, 12/11/2025(E)	5,500,000	5,397,650
0.000%, 11/13/2025(E)	2,500,000	2,461,252

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM STRATEGIC INCOME FUND JUNE 30, 2025 (Unaudited)

U.S. TREASURY OBLIGATIONS — continued

	Face Amount	Value
0.000%, 08/12/2025(E)	$3,000,000	$2,984,943
		10,843,845
U.S. Treasury Inflation Indexed Bond
1.375%, 07/15/2033	1,478,764	1,436,002

U.S. Treasury Notes
4.375%, 07/31/2026	3,000,000	3,011,953
3.625%, 05/15/2026	5,500,000	5,479,590
1.750%, 01/31/2029	2,200,000	2,055,281
		10,546,824
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $22,760,092)		22,826,671

LOAN PARTICIPATIONS — 1.8%

Cov-Lite Level 3 Financing, B Term Loan
8.575%, CME Term SOFR + 4.250%, 03/27/2032 (A)	1,500,000	1,515,315
Majordrive TL, 2022 Incremental Loan
9.825%, CME Term SOFR + 5.500%, 06/01/2029 (A)	1,492,308	1,466,192

TOTAL LOAN PARTICIPATIONS
(Cost $2,911,633)		2,981,507

TOTAL INVESTMENTS — 97.3%
(Cost $164,766,004)		$164,845,977

Percentages are based on Net Assets of $169,417,639.
(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". The total value of such securities as of June 30, 2025 was $81,792,444 and represents 48.3% of Net Assets.
(C)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on June 30, 2025. The coupon on a step bond changes on a specified date.
(D)	Perpetual security with no stated maturity date.
(E)	Zero coupon security.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM STRATEGIC INCOME FUND JUNE 30, 2025 (Unaudited)

ABS — Asset-Backed Securities
Cl — Class
CLO — Collateralized Loan Obligation
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
FREMF — Freddy Mac Multi-Family
GNMA — Government National Mortgage Association
H15T5Y — US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
MTN — Medium Term Note
Ser — Series
SOFR30A — Secured Overnight Financing Rate 30-Day Average
SOFRRATE — Secured Overnight Financing Rate
TSFR1M — Term Secured Overnight Financing Rate 1 Month Average
TSFR3M — Term Secured Overnight Financing Rate 3 Month Average

The open futures contracts held by the Fund at June 30, 2025, are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Short Contracts
U.S. 5-Year Treasury Note	(125)	Sep-2025	$(13,483,179)	$(13,625,000)	$(141,821)

The following is a summary of the level of inputs used as of June 30, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$65,617,487	$—	$65,617,487
Corporate Obligations	—	40,982,510	—	40,982,510
Asset-Backed Securities	—	32,437,802	—	32,437,802
U.S. Treasury Obligations	—	22,826,671	—	22,826,671
Loan Participations	—	2,981,507	—	2,981,507
Total Investments in Securities	$—	$164,845,977	$—	$164,845,977

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	(141,821)	–	–	(141,821)
Total Other Financial Instruments	$(141,821)	$–	$–	$(141,821)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—” are $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM 1847 INCOME FUND JUNE 30, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 38.3%

	Shares	Value
Communication Services — 0.7%
CuriosityStream	98,000	$551,740
Consumer Discretionary — 5.9%
Arcos Dorados Holdings, Cl A	106,000	836,340
Carriage Services, Cl A	18,468	844,726
Cracker Barrel Old Country Store	6,900	421,452
Domino's Pizza Group ADR	99,000	688,050
Matthews International, Cl A	19,000	454,290
Monro	25,000	372,750
Papa John's International	16,700	817,298
		4,434,906
Consumer Staples — 4.0%
Alico	21,000	686,280
British American Tobacco ADR	5,200	246,116
Calavo Growers	13,750	365,612
John B Sanfilippo & Son	6,000	379,440
Keurig Dr Pepper	7,000	231,420
Nomad Foods	36,500	620,135
Tate & Lyle ADR	18,525	537,781
		3,066,784
Energy — 5.1%
Delek US Holdings	20,500	434,190
Devon Energy	11,550	367,405
FutureFuel	63,789	247,501
MPLX	13,970	719,595
NACCO Industries, Cl A	20,078	889,656
Occidental Petroleum	11,325	475,763
Plains All American Pipeline	19,500	357,240
Select Water Solutions, Cl A	34,405	297,259
		3,788,609
Financials — 1.2%
ChoiceOne Financial Services	13,500	387,450
Citigroup	3,500	297,920
Columbia Banking System	10,000	233,800
		919,170
Health Care — 4.3%
BioGaia ADR, Cl B	29,000	257,520
Hikma Pharmaceuticals ADR	15,500	860,715
National Research	25,281	424,721

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM 1847 INCOME FUND JUNE 30, 2025 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Health Care — continued
Nippon Shinyaku ADR	58,000	$317,840
Organon	42,000	406,560
Perrigo	12,800	342,016
SIGA Technologies	38,280	249,586
Smith & Nephew ADR	13,325	408,145
		3,267,103
Industrials — 5.0%
AAON	6,500	479,375
Argan	1,542	339,980
Global Ship Lease, Cl A	15,000	394,650
Huntington Ingalls Industries	3,225	778,709
LSI Industries	15,000	255,150
Luxfer Holdings	20,211	246,170
Omega Flex	6,100	197,518
Park Aerospace	52,000	768,040
Quanex Building Products	20,000	378,000
		3,837,592
Information Technology — 6.3%
Adeia	30,000	424,200
Gen Digital	13,000	382,200
Immersion	104,000	819,520
InterDigital	2,000	448,460
Microchip Technology	4,500	316,665
OneSpan	15,000	250,350
Opera ADR	50,419	952,919
Spectris	17,500	908,250
Vishay Intertechnology	15,000	238,200
		4,740,764
Materials — 2.2%
Agnico Eagle Mines	4,700	558,971
Barrick Gold	27,000	562,140
Fortitude Gold	40,912	146,465
TriMas	10,000	286,100
		1,553,676
Real Estate — 1.3%
Rayonier ‡	27,000	598,860
Sun Communities ‡	2,785	352,275
		951,135

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM 1847 INCOME FUND JUNE 30, 2025 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Utilities — 2.3%
AES	34,500	$362,940
California Water Service Group	14,950	679,926
York Water	21,000	663,600
		1,706,466
TOTAL COMMON STOCK
(Cost $26,827,073)		28,817,945
U.S. TREASURY OBLIGATIONS — 23.9%

	Face Amount
U.S. Treasury Bond
4.250%, 11/15/2040	$1,500,000	1,437,891

U.S. Treasury Notes
4.625%, 03/15/2026	4,000,000	4,014,101
4.500%, 11/15/2025	5,000,000	5,002,490
3.875%, 03/31/2027	4,000,000	4,006,250
3.625%, 05/15/2026	3,500,000	3,487,012
		16,509,853
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $17,951,670)		17,947,744

CORPORATE OBLIGATIONS — 20.5%

Communication Services — 1.6%
Activision Blizzard
Callable 03/15/2050 @ $100
2.500%, 09/15/2050	395,000	205,360
CommScope
Callable 08/02/2025 @ $100
8.250%, 03/01/2027 (A)	1,000,000	996,147
		1,201,507
Consumer Discretionary — 5.2%
Aptiv Swiss Holdings
Callable 03/13/2054 @ $100
5.750%, 09/13/2054	1,000,000	895,622
Gap
Callable 10/01/2026 @ $102
3.875%, 10/01/2031 (A)	1,000,000	893,828
Mattel
Callable 05/01/2041 @ $100
5.450%, 11/01/2041	1,000,000	888,969

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM 1847 INCOME FUND JUNE 30, 2025 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
Consumer Discretionary — continued
MercadoLibre
Callable 10/14/2030 @ $100
3.125%, 01/14/2031	$400,000	$359,704
Callable 12/14/2025 @ $100
2.375%, 01/14/2026	451,000	444,554
Wolverine World Wide
Callable 08/02/2025 @ $102
4.000%, 08/15/2029 (A)	500,000	448,301
		3,930,978
Consumer Staples — 5.4%
Energizer Holdings
Callable 08/02/2025 @ $101
4.375%, 03/31/2029 (A)	500,000	472,907
Molson Coors Beverage
5.000%, 05/01/2042	1,000,000	912,122
Molson Coors Beverage
Callable 01/15/2046 @ $100
4.200%, 07/15/2046	1,353,000	1,079,435
Spectrum Brands
Callable 03/15/2026 @ $102
3.875%, 03/15/2031 (A)	1,996,000	1,601,070
		4,065,534
Energy — 2.1%
Martin Midstream Partners
Callable 08/15/2025 @ $112
11.500%, 02/15/2028 (A)	500,000	525,529
Oceaneering International
Callable 11/01/2027 @ $100
6.000%, 02/01/2028	1,000,000	1,008,243
		1,533,772
Health Care — 1.3%
Regeneron Pharmaceuticals
Callable 03/15/2050 @ $100
2.800%, 09/15/2050	1,632,000	974,272

Industrials — 2.9%
BWX Technologies
Callable 07/18/2025 @ $101
4.125%, 04/15/2029 (A)	1,000,000	964,089

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM 1847 INCOME FUND JUNE 30, 2025 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
Industrials — continued
Emerson Electric
Callable 04/15/2050 @ $100
2.750%, 10/15/2050	$1,000,000	$628,020
Mueller Water Products
Callable 08/02/2025 @ $101
4.000%, 06/15/2029 (A)	632,000	606,744
		2,198,853
Information Technology — 2.0%
Amkor Technology
Callable 08/02/2025 @ $100
6.625%, 09/15/2027 (A)	175,000	175,439
Ciena
Callable 08/02/2025 @ $102
4.000%, 01/31/2030 (A)	396,000	375,157
Crane NXT
Callable 09/15/2047 @ $100
4.200%, 03/15/2048	500,000	301,759
Skyworks Solutions
Callable 03/01/2031 @ $100
3.000%, 06/01/2031	749,000	659,925
		1,512,280
TOTAL CORPORATE OBLIGATIONS
(Cost $15,822,991)		15,417,196

CONVERTIBLE BONDS — 9.0%

Health Care — 3.3%
Omnicell CV to 10.2751
0.250%, 09/15/2025	1,500,000	1,474,650
Pacira BioSciences CV to 25.2752
2.125%, 05/15/2029	1,000,000	976,208
		2,450,858
Industrials — 0.6%
Enovix CV to 64.0800
3.000%, 05/01/2028 (A)	500,000	482,000

Information Technology — 5.1%
Cerence CV to 24.5586
1.500%, 07/01/2028	2,575,000	1,947,988

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM 1847 INCOME FUND JUNE 30, 2025 (Unaudited)

CONVERTIBLE BONDS — continued
	Face Amount	Value
Information Technology — continued
Terawulf CV to 117.9245
2.750%, 02/01/2030 (A)	$2,250,000	$1,888,806
		3,836,794
TOTAL CONVERTIBLE BONDS
(Cost $6,617,843)		6,769,652

PREFERRED STOCK — 4.8%
	Shares
Industrials — 4.8%
Pitney Bowes 6.700%	194,238	3,620,596
TOTAL PREFERRED STOCK
(Cost $3,819,665)		3,620,596

TOTAL INVESTMENTS — 96.5%
(Cost $71,039,242)		$72,573,133

Percentages are based on Net Assets of $75,230,496.
‡	Real Estate Investment Trust
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". The total value of such securities as of June 30, 2025 was $9,430,017 and represents 12.5% of Net Assets.

ADR — American Depositary Receipt
Cl — Class
CV — Convertible

The following is a summary of the level of inputs used as of June 30, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$28,817,945	$—	$—	$28,817,945
U.S. Treasury Obligations	—	17,947,744	—	17,947,744
Corporate Obligations	—	15,417,196	—	15,417,196
Convertible Bonds	—	6,769,652	—	6,769,652
Preferred Stock	3,620,596	—	—	3,620,596
Total Investments in Securities	$32,438,541	$40,134,592	$—	$72,573,133

Amounts designated as “—” are $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL FUNDS JUNE 30, 2025 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	Penn Mutual AM Strategic Income Fund	Penn Mutual AM 1847 Income Fund
Assets:
Investments, at Value (Cost $164,766,004 and $71,039,242)	$164,845,977	$72,573,133
Foreign Currency, at Value (Cost $– and $18,232)	–	18,257
Cash	7,334,247	4,018,256
Receivable for Investment Securities Sold	1,502,445	1,653,549
Interest Receivable	1,148,478	477,978
Cash Pledged as Collateral for Futures Contracts	190,822	–
Reclaim Receivable	–	14,047
Prepaid Expenses	27,819	21,241
Total Assets	175,049,788	78,776,461

Liabilities:
Payable for Investment Securities Purchased	5,480,449	3,487,559
Due to Adviser	62,232	18,143
Payable for Variation Margin	19,922	–
Audit Fees Payable	14,562	14,562
Due to Administrator	12,447	8,220
Due to Transfer Agent	6,877	4,797
Chief Compliance Officer Fees Payable	4,696	2,123
Other Accrued Expenses	30,964	10,561
Total Liabilities	5,632,149	3,545,965

Commitments and Contingencies †
Net Assets	$169,417,639	$75,230,496

Net Assets Consist of:
Paid-in Capital	$172,307,714	$73,995,722
Total Distributable Earnings (Accumulated Losses)	(2,890,075)	1,234,774
Net Assets	$169,417,639	$75,230,496
Class I Shares:
Net Assets	169,417,639	75,230,496
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	17,793,645	7,268,617
Net Asset Value, Offering and Redemption Price Per Share (Net Assets/Shares Outstanding)	$9.52	$10.35

†	See Note 6 in Notes to Financial Statements.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL FUNDS SIX MONTHS ENDED JUNE 30, 2025 (Unaudited)

STATEMENTS OF OPERATIONS

	Penn Mutual AM Strategic Income Fund	Penn Mutual AM 1847 Income Fund
Investment Income:
Interest Income	$4,921,819	$2,097,994
Dividend Income	27,771	916,479
Less: Foreign Taxes Withheld	–	(12,684)
Total Investment Income	4,949,590	3,001,789
Expenses:
Investment Advisory Fees	370,644	165,178
Administration Fees	74,130	49,594
Trustees' Fees	10,703	4,805
Chief Compliance Officer Fees	5,121	2,274
Transfer Agent Fees	24,329	16,536
Legal Fees	17,056	7,633
Audit Fees	14,563	14,563
Registration Fees	12,336	12,563
Pricing Fees	11,676	4,328
Printing Fees	11,143	4,988
Custodian Fees	1,740	2,420
Insurance and Other Expenses	20,034	7,478
Total Expenses	573,475	292,360
Less:
Waiver of Investment Advisory Fees	–	(53,774)
Net Expenses	573,475	238,586
Net Investment Income	4,376,115	2,763,203
Net Realized Gain (Loss) on :
Investments	(1,081,548)	(1,179,581)
Futures Contracts	188,658	–
Foreign Currency Transactions	–	532
Net Realized Loss	(892,890)	(1,179,049)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	2,222,991	1,447,304
Futures Contracts	(455,591)	–
Foreign Currency Transactions	–	26
Net Change in Unrealized Appreciation (Depreciation)	1,767,400	1,447,330
Net Realized and Unrealized Gain	874,510	268,281
Net Increase in Net Assets Resulting from Operations	$5,250,625	$3,031,484

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM STRATEGIC INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Operations:
Net Investment Income	$4,376,115	$6,372,527
Net Realized Gain (Loss)	(892,890)	235,298
Net Change in Unrealized Appreciation	1,767,400	1,215,839
Net Increase in Net Assets Resulting from Operations	5,250,625	7,823,664
Distributions:	(3,638,746)	(6,977,477)

Capital Share Transactions:

I Shares:
Issued	488,860	35,471,805
Reinvestment of Distributions	3,638,746	6,977,477
Redeemed	(37,563)	(39,555)
Net Increase in Net Assets from Share Transactions	4,090,043	42,409,727
Total Increase in Net Assets	5,701,922	43,255,914

Net Assets:
Beginning of Period	163,715,717	120,459,803
End of Period	$169,417,639	$163,715,717

Shares Issued and Redeemed:

I Shares:
Issued	51,676	3,699,959
Reinvestment of Distributions	384,245	742,876
Redeemed	(3,967)	(4,220)
Net Increase in Shares Outstanding from Share Transactions	431,954	4,438,615

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM 1847 INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Operations:
Net Investment Income	$2,763,203	$2,354,700
Net Realized Gain (Loss)	(1,179,049)	2,104,377
Net Change in Unrealized Appreciation (Depreciation)	1,447,330	(151,391)
Net Increase in Net Assets Resulting from Operations	3,031,484	4,307,686
Distributions:	(1,953,381)	(3,574,889)

Capital Share Transactions:

I Shares:
Issued	325,841	25,559,428
Reinvestment of Distributions	1,953,381	3,574,889
Redeemed	(2,112,292)	(580,742)
Net Increase in Net Assets from Share Transactions	166,930	28,553,575
Total Increase in Net Assets	1,245,033	29,286,372

Net Assets:
Beginning of Period	73,985,463	44,699,091
End of Period	$75,230,496	$73,985,463

Shares Issued and Redeemed:

I Shares:
Issued	31,665	2,438,804
Reinvestment of Distributions	191,590	356,726
Redeemed	(204,024)	(58,543)
Net Increase in Shares Outstanding from Share Transactions	19,231	2,736,987

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Year or Period

I Shares	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net Asset Value, Beginning of Year or Period	$9.43		$9.32	$8.90	$9.83	$10.28	$10.13
Income (Loss) from Operations:
Net Investment Income(1)	0.25		0.45	0.41	0.31	0.23	0.23
Net Realized and Unrealized Gain (Loss)	0.05		0.15	0.44	(0.68)	0.01	0.25
Total from Operations	0.30		0.60	0.85	(0.37)	0.24	0.48

Dividends and Distributions:
Net Investment Income	(0.21)		(0.49)	(0.43)	(0.31)	(0.25)	(0.25)
Net Realized Gain	—		—	—	(0.25)	(0.22)	(0.08)
Return of Capital	—		—	—	—	(0.22)	—
Total Dividends and Distributions	(0.21)		(0.49)	(0.43)	(0.56)	(0.69)	(0.33)
Net Asset Value, End of Year or Period	$9.52		$9.43	$9.32	$8.90	$9.83	$10.28
Total Return†	3.18%		6.54%	9.73%	(3.79)%	2.36%	4.89%
Ratios and Supplemental Data
Net Assets, End of Year or Period (Thousands)	$169,418		$163,716	$120,460	$109,557	$123,052	$120,122
Ratio of Expenses to Average Net Assets	0.70	%**	0.73%	0.78%	0.77%	0.75%	0.74%
Ratio of Expenses to Average Net Assets (Excluding Waivers)	0.70	%**	0.73%	0.78%	0.77%	0.75%	0.74%
Ratio of Net Investment Income to Average Net Assets	5.31	%**	4.75%	4.47%	3.27%	2.24%	2.25%
Portfolio Turnover Rate	41	%***	63%	74%	82%	96%	175%

(1)	Per share data calculated using average shares method.
**	Annualized
***	Not Annualized
†	Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM 1847 INCOME FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Year or Period

I Shares	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020*
Net Asset Value, Beginning of Year or Period	$10.21		$9.91	$9.43	$10.18	$10.54	$10.00
Income (Loss) from Operations:
Net Investment Income(1)	0.38		0.45	0.39	0.31	0.30	0.08
Net Realized and Unrealized Gain (Loss)	0.03		0.48	0.53	(0.75)	0.72	0.57
Total from Operations	0.41		0.93	0.92	(0.44)	1.02	0.65

Dividends and Distributions:
Net Investment Income	(0.27)		(0.63)	(0.44)	(0.31)	(0.47)	(0.08)
Net Realized Gain	—		—	—	—	(0.85)	(0.03)
Return of Capital	—		—	—	—	(0.06)	—
Total Dividends and Distributions	(0.27)		(0.63)	(0.44)	(0.31)	(1.38)	(0.11)
Net Asset Value, End of Year or Period	$10.35		$10.21	$9.91	$9.43	$10.18	$10.54
Total Return†	4.08%		9.69%	9.91%	(4.29)%	9.78%	6.47%
Ratios and Supplemental Data
Net Assets, End of Year or Period (Thousands)	$75,230		$73,985	$44,699	$39,598	$25,389	$21,719
Ratio of Expenses to Average Net Assets	0.65	%**	0.65%	0.65%	0.65%	0.65%	0.88	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers)	0.80	%**	0.92%	1.03%	1.11%	1.32%	1.95	%**
Ratio of Net Investment Income to Average Net Assets	7.53	%**	4.45%	4.07%	3.22%	2.61%	1.97	%**
Portfolio Turnover Rate	79	%***	118%	74%	77%	97%	40	%***

(1)	Per share data calculated using average shares method.
*	Commenced operations on July 31, 2020.
**	Annualized
***	Not Annualized
†	Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL FUNDS JUNE 30, 2025 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 46 funds. The financial statements herein are those of the Penn Mutual AM Strategic Income Fund and the Penn Mutual AM 1847 Income Fund (the “Funds”). The investment objective of the Penn Mutual AM Strategic Income Fund is to seek attractive risk-adjusted total return through a combination of income and capital appreciation. The investment objective of the Penn Mutual AM 1847 Income Fund is to seek current income and, secondarily, total return consistent with the preservation of capital. Each Fund is classified as a diversified investment company. Penn Mutual Asset Management, LLC serves as the Funds’ investment adviser (the “Adviser”). The Funds currently offer I Shares. The Penn Mutual AM Strategic Income Fund and Penn Mutual AM 1847 Income Fund commenced operations on July 2, 2018 and July 31, 2020, respectively. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Funds. The Funds are an investment company and therefore apply the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL FUNDS JUNE 30, 2025 (Unaudited)

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trust’s fair value procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL FUNDS JUNE 30, 2025 (Unaudited)

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of June 30, 2025, there were no fair valued securities.

Futures contracts that are traded on an exchange are valued at their last reported sales price as of the valuation date.

In accordance with U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with the Adviser's pricing procedures, etc.); and

●	Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL FUNDS JUNE 30, 2025 (Unaudited)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For details of investment classifications, reference the Schedules of Investments.

Federal Income Taxes — It is the Funds’ intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended June 30, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended June 30, 2025, the Funds did not incur any interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable country’s tax rules and rates. The Funds or their agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statements of Operations once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL FUNDS JUNE 30, 2025 (Unaudited)

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount. Certain dividends from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on fixed income securities are accreted and amortized using the effective interest method. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Futures Contracts — The Penn Mutual AM Strategic Income Fund utilized futures contracts during the period ended June 30, 2025. To the extent consistent with its investment objective and strategies, the Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The futures contracts are valued at the settlement price established each day by the exchange on which they are traded. The futures contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to the Fund’s Schedule of Investments for details regarding open futures contracts as of June 30, 2025.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL FUNDS JUNE 30, 2025 (Unaudited)

For the period ended June 30, 2025, the average quarterly notional amount of futures contracts held were as follows:

Penn Mutual AM Strategic Income Fund:

Average Quarterly Market Value Balance Long	$—
Average Quarterly Market Value Balance Short	$(17,628,125)

Amounts designated as “—“ are $0.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Dividends and Distributions to Shareholders — The Funds distribute their net investment income monthly. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.

Options Written/Purchased — The Funds may purchase and write put and call options on indices and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period for American options and only at the expiration date for European options. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period for American options and only at the expiration date for European options. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss. Any realized or unrealized gains (loss) during the period are presented on the Statements of Operations. Risks associated with options transactions include: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (iii) there may not be a liquid secondary market for options; and (iv) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL FUNDS JUNE 30, 2025 (Unaudited)

For the period ended June 30, 2025, the Funds did not hold any option contracts.

Swap Contracts — The Funds are authorized to enter into swap contracts, including total return swaps and equity swap contracts. Swaps are a two-party contract in which the seller (buyer) will pay to the buyer (seller) the difference between the current value of a security and its value at the time the contract was entered. In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that the Fund will be committed to pay. The Funds did not enter into any swap contracts during the period ended June 30, 2025.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL FUNDS JUNE 30, 2025 (Unaudited)

Total return swaps are contracts in which one party agrees to make payments of the total return from a reference instrument — which may be a single asset, a pool of assets or an index of assets — during a specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying reference instrument. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to the Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument).

Periodic payments made or received are recorded as realized gains or losses. At year end, the Statements of Assets and Liabilities reflect, if any, unrealized appreciation or depreciation and accrued periodic payments for swap contracts the Fund may have open at year end. Entering into swap contracts involve, to varying degrees, elements of credit, interest rate and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions or fluctuations in interest rates. Swap contracts outstanding at period end, if any, are listed on the Schedules of Investments. In connection with swap contracts, cash or securities may be segregated as collateral by the Fund’s custodian. At June 30, 2025, the Funds did not hold swap contracts.

There is the risk that the counterparty refuses to continue to enter into swap agreements with the Fund in the future, or requires increased fees, which could impair the Fund’s ability to achieve its investment objective. A counterparty may also increase its collateral requirements, which may limit the Fund’s ability to use leverage and reduce investment returns. In addition, if the Fund cannot locate a counterparty willing to enter into transactions with the Fund, it will not be able to implement its investment strategy.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL FUNDS JUNE 30, 2025 (Unaudited)

3. Derivative Transactions:

The following tables include the Fund’s exposure by type of risk on derivatives held throughout the period. The fair value of derivative instruments as of June 30, 2025, is as follows:

Penn Mutual AM Strategic Income Fund
Asset Derivatives				Liability Derivatives
	Statements of Assets and Liability Location	Fair Value			Statements of Assets and Liability Location	Fair Value
Interest Rate contracts	Unrealized appreciation on Futures Contracts	$—	*	Interest Rate contracts	Unrealized depreciation on Futures Contracts	$(141,821	)*
		$—				$(141,821)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets & Liabilities.

The effect of derivative instruments on the Statements of Operations for the period ended June 30, 2025, was as follows:

The amount of realized gain (loss) on derivatives recognized in income:

Penn Mutual AM Strategic Income Fund
	Options	Swaptions	Futures	Forward Foreign Currency Contracts	Swaps	Total
Interest rate contracts	$-	$-	$188,658	$-	$-	$188,658
Total	$-	$-	$188,658	$-	$-	$188,658

Change in unrealized appreciation (depreciation) on derivatives recognized in income:

Penn Mutual AM Strategic Income Fund
	Options	Swaptions	Futures	Forward Foreign Currency Contracts	Swaps	Total
Interest rate contracts	$-	$-	$(455,591)	$-	$-	$(455,591)
Total	$-	$-	$(455,591)	$-	$-	$(455,591)

4. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL FUNDS JUNE 30, 2025 (Unaudited)

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

5. Administration, Distribution, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the period ended June 30, 2025, the Penn Mutual AM Strategic Income Fund and the Penn Mutual AM 1847 Income Fund paid $74,130 and $49,594, respectively for these services.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

SS&C Global Investor & Distribution Solutions, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

6. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to each Fund at a fee calculated at an annual rate of 0.45% of the Funds’ average daily net assets.

Penn Mutual AM Strategic Income Fund:

The Adviser has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquire fund fees and expenses, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 1.00% of the Fund’s average daily net assets until May 31, 2026 (the “contractual expense limit”). This agreement may be terminated by: (i) the Board, for any reason at any time; or (ii) the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on May 31, 2026. In addition, the Adviser may receive from the Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. As of June 30, 2025, there were no fees which were previously waived and/or reimbursed to the Fund by the Adviser, which may be subject to possible future recapture.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL FUNDS JUNE 30, 2025 (Unaudited)

Penn Mutual AM 1847 Income Fund:

The Adviser has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquire fund fees and expenses, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.65% of the Fund’s average daily net assets until May 31, 2026 (the “contractual expense limit”). This agreement may be terminated by: (i) the Board, for any reason at any time; or (ii) the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on May 31, 2026. In addition, the Adviser may receive from the Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. As of June 30, 2025, fees which were previously waived and/or reimbursed to the Fund by the Adviser, which may be subject to possible future recapture, up to the expense cap in place at the time the expenses were waived and reimbursed were $172,940, expiring in 2025, $151,730, expiring in 2026 and $122,414, expiring in 2027.

7. Investment Transactions:

The cost of security purchases and the proceeds from security sales other than short-term securities, for the period ended June 30, 2025, were as follows:

	Purchases	Sales and Maturities	U.S. Government Purchases	U.S. Government Sales and Maturities
Penn Mutual AM Strategic Income Fund	$44,811,725	$42,150,151	$9,718,633	$29,681,928
Penn Mutual AM 1847 Income Fund	39,080,308	46,391,527	5,448,223	1,252,676

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL FUNDS

JUNE 30, 2025

(Unaudited)

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. The permanent differences are primarily related to investments in perpetual bonds, partnership, REITS income reclassification to capital gain, foreign currency gain/loss and paydown gain/loss reclassification, and amortization adjustment on bond premium reclassification.

The tax character of dividends or distributions declared during the years ended December 31, 2024, and December 31, 2023, was as follows:

	Ordinary Income	Overdistribution - Excise	Total
Penn Mutual AM Strategic Income Fund
2024	$6,952,711	$24,766	$6,977,477
2023	$5,353,001	$—	$5,353,001
Penn Mutual AM 1847 Income Fund
2024	$3,574,889	$—	$3,574,889
2023	$1,917,064	$—	$1,917,064

At December 31, 2024, the components of Accumulated Loss on a tax basis were as follows:

	Penn Mutual AM Strategic Income Fund	Penn Mutual AM 1847 Income Fund
Undistributed Ordinary Income	$–	$632,924
Capital Loss Carryforwards	(1,964,863)	–
Unrealized Depreciation	(2,568,920)	(476,258)
Other Temporary Differences	31,829	5
Total Accumulated Loss	$(4,501,954)	$156,671

The other temporary differences in the current year/period are primarily attributable to treasury straddle loss deferral.

As of December 31, 2024, the Penn Mutual AM Strategic Income Fund had $1,964,863 in long-term capital loss carryforwards and the Penn Mutual AM 1847 Income Fund had no capital loss carryforwards.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL FUNDS

JUNE 30, 2025

(Unaudited)

During the fiscal year ended December 31, 2024, the Penn Mutual AM 1847 Income Fund utilized $317,361 of capital loss carryforwards.

For Federal income tax purposes the difference between federal tax cost and book cost primarily relates to wash sales, callable bonds, perpetual bonds, MLP, and amortization adjustment on bond premium reclassification. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Funds at June 30, 2025, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
Penn Mutual AM Strategic Income Fund	$164,766,004	$1,709,631	$(1,629,658)	$79,973
Penn Mutual AM 1847 Income Fund	$71,039,242	$3,372,722	$(1,838,831)	$1,533,891

9. Concentration of Risks:

As with all mutual funds, there is no guarantee that the Funds will achieve their investment objective. You could lose money by investing in a Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The principal risk factors affecting shareholders' investments in the Funds are set forth below.

Asset-Backed Securities Risk (Strategic Income Fund and 1847 Income Fund) — Asset-backed securities are securities that are backed primarily by the cash flows of a discrete pool of fixed or revolving receivables or other financial assets that by their terms convert into cash within a finite time period. Asset-backed securities include mortgage-backed securities, but the term is more commonly used to refer to securities supported by non-mortgage assets such as auto loans, motor vehicle leases, student loans, credit card receivables, floorplan receivables, equipment leases and peer-to-peer loans. The assets are removed from any potential bankruptcy estate of an operating company through the true sale of the assets to an issuer that is a special purpose entity, and the issuer obtains a perfected security interest in the assets. Payments of principal of and interest on asset-backed securities rely entirely on the performance of the underlying assets. Asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity and therefore, if the assets or sources of funds available to the issuer are insufficient to pay those securities, a Fund will incur losses. In addition, asset-backed securities entail prepayment risk that may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. Additional risks related to collateralized debt obligations (CDOs), collateralized loan obligations (CLOs) and mortgage-backed securities are described below.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL FUNDS

JUNE 30, 2025

(Unaudited)

Losses may be greater for asset-backed securities that are issued as “pass-through certificates” rather than as debt securities because those types of certificates only represent a beneficial ownership interest in the related assets and their payment is based primarily on collections actually received. For asset-backed securities as a whole, if a securitization issuer defaults on its payment obligations due to losses or shortfalls on the assets held by the issuer, a sale or liquidation of the assets may not be sufficient to support payments on the securities and a Fund, as a security holder, may suffer a loss.

There is a limited secondary market for asset-backed securities. Consequently, it may be difficult for the Fund to sell or realize profits on those securities at favorable times or for favorable prices.

Below Investment Grade Fixed-Income Securities (Junk Bonds) Risk (Strategic Income Fund and 1847 Income Fund) — Below investment grade fixed-income securities (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities. Junk bonds involve a greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. The volatility of junk bonds is even greater because the prospect for repayment of principal and interest of many of these securities is speculative. Some may even be in default. As an incentive to invest, these risky securities tend to offer higher returns, but there is no guarantee that an investment in these securities will result in a high rate of return.

Collateralized Debt Obligations (CDOs) and Collateralized Loan Obligations (CLOs) Risk (Strategic Income Fund) — CDO and CLO securities are non-recourse obligations of their issuer payable solely from the related underlying collateral or its proceeds. Therefore, as a holder of CDOs and CLOs, a Fund must rely only on distributions on the underlying collateral or related proceeds for payment. If distributions on the underlying collateral are insufficient to make payments on the CDO or CLO securities, no other assets will be available for payment of the deficiency. As a result, the amount and timing of interest and principal payments in respect of CDO and CLO securities will depend on the performance and characteristics of the related underlying collateral.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL FUNDS

JUNE 30, 2025

(Unaudited)

Recent legislation, such as the Dodd-Frank Wall Street Reform and Consumer Protection Act (the "Dodd-Frank Act"), together with uncertainty about the nature and timing of regulations that will be promulgated to implement such legislation, may continue to create uncertainty in the credit and other financial markets. Given that all applicable final implementing rules and regulations have not yet been published or are not yet in effect, the potential impact of these actions on CDOs and CLOs that may be owned by a Fund is unknown. If existing transactions are not exempted from the new rules or regulations, compliance with those rules and regulations could impose significant costs on the issuers of CDOs and CLOs and ultimately adversely impact the holders (including the Fund) of those types of securities.

Corporate Fixed-Income Securities Risk (Strategic Income Fund and 1847 Income Fund) — Corporate fixed-income securities are fixed-income securities issued by public and private businesses. Corporate fixed-income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers. Corporate fixed-income securities are subject to the risk that the issuer may not be able to pay interest or, ultimately, to repay principal upon maturity. Interruptions or delays of these payments could adversely affect the market value of the security. In addition, due to lack of uniformly available information about issuers or differences in the issuers’ sensitivity to changing economic conditions, it may be difficult to measure the credit risk of corporate securities.

Credit Risk (Strategic Income Fund and 1847 Income Fund) — Credit risk is the risk that a decline in the credit quality of an investment could cause a Fund to lose money. A Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a derivative contract fails to make timely payment or otherwise honor its obligations. Fixed-income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities. Below investment grade securities involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of below investment grade securities may be more susceptible than other issuers to economic downturns. These securities are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

Derivatives Risk (Strategic Income Fund) — Derivatives are instruments that derive their value from an underlying security, financial asset, or an index. Examples of derivative instruments include futures contracts and swaps. Changes in the market value of a security that is a reference asset for a derivative instrument may not be proportionate to changes in the market value of the derivative instrument itself. There may not be a liquid market for a Fund to sell a derivative instrument, which could result in difficulty in closing the position. Moreover, certain derivative instruments can magnify the extent of losses incurred due to changes in the market value of the securities to which these derivative instruments relate. Some derivative instruments are subject to counterparty risk. A default by the counterparty on its payments to a Fund will cause the value of your investment in the Fund to decrease. A Fund’s use of derivatives is also subject to credit risk, leverage risk, lack of availability risk, valuation risk, correlation risk and tax risk. Credit risk is the risk that the counterparty to a derivatives transaction may not fulfill its obligations. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately larger impact on a Fund’s performance. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a Fund to realize higher amounts of short-term capital gains, thereby increasing the amount of taxes payable by some shareholders. These risks could cause a Fund to lose more than the principal amount invested. Some derivatives have the potential for unlimited loss, regardless of the size of a Fund’s initial investment. A Fund’s counterparties to its derivative contracts present the same types of credit risk as issuers of fixed-income securities.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL FUNDS

JUNE 30, 2025

(Unaudited)

Derivatives are also subject to a number of other risks described elsewhere. Derivatives transactions conducted outside of the U.S. may not be conducted in the same manner as those entered into on U.S. exchanges, and may be subject to different margin, exercise, settlement or expiration procedures. Derivatives transactions conducted outside the U.S. also are subject to the risks affecting foreign securities, currencies and other instruments, in addition to other risks.

Both U.S. and non-U.S. regulators have adopted and are in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, may limit or restrict their use by a Fund, otherwise adversely affect their performance or disrupt markets.

Downgrade Risk (Strategic Income Fund and 1847 Income Fund) — The risk that securities are subsequently downgraded in the event that rating agencies believe the issuer’s business outlook or creditworthiness has deteriorated. If this occurs, the values of these securities may decline, or it may affect the issuer’s ability to raise additional capital for operational or financial purposes and increase the chance of default, as a downgrade may be seen in the financial markets as a signal of an issuer’s deteriorating financial position.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL FUNDS

JUNE 30, 2025

(Unaudited)

Duration Risk (Strategic Income Fund and 1847 Income Fund) — Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security’s price to changes in interest rates. For example, if a fixed-income security has a five-year duration, the security will decrease in value by approximately 5% if interest rates rise 1% and increase in value by approximately 5% if interest rates fall 1%. Fixed-income instruments with higher duration typically have higher risk and higher volatility. Longer-term fixed-income securities in which a portfolio may invest are more volatile than shorter-term fixed-income securities. A portfolio with a longer average portfolio duration is typically more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Equity Risk (1847 Income Fund) — Equity securities include common and preferred stocks, convertible securities, rights and warrants, as well as depositary receipts. Common stock represents an equity or ownership interest in an issuer. Preferred stock provides a fixed dividend that is paid before any dividends are paid to common stockholders, and which takes precedence over common stock in the event of a liquidation. Like common stock, preferred stocks represent partial ownership in a company, although preferred stock shareholders do not enjoy any of the voting rights of common stockholders. Also, unlike common stock, a preferred stock pays a fixed dividend that does not fluctuate, although the company does not have to pay this dividend if it lacks the financial ability to do so. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Fund invests will cause the Fund’s NAV to fluctuate.

Extension Risk (Strategic Income Fund and 1847 Income Fund) — Investments in fixed-income securities are subject to extension risk. Generally, rising interest rates tend to extend the duration of fixed-income securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility.

Fixed-Income Securities Risk (Strategic Income Fund and 1847 Income Fund) — The prices of a Fund’s fixed-income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, a Fund’s fixed-income securities will decrease in value if interest rates rise and vice versa. Fixed-income securities may have fixed-, variable- or floating-rates. There is a risk that the current interest rate on floating and variable rate instruments may not accurately reflect existing market interest rates. Also, longer-term securities are generally more sensitive to changes in the level of interest rates, so the average maturity or duration of these securities affects risk. Changes in government policy, including the Federal Reserve’s decisions with respect to raising interest rates or terminating certain programs such as quantitative easing, could increase the risk that interest rates will rise. Rising interest rates may, in turn, increase volatility and reduce liquidity in the fixed-income markets, and result in a decline in the value of the fixed-income investments held by a Fund. These risks may be heightened in a low interest rate environment. Reductions in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase volatility in the fixed-income markets.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL FUNDS

JUNE 30, 2025

(Unaudited)

Futures Contracts Risk (Strategic Income Fund) — Futures contracts, or “futures,” provide for the future sale by one party and purchase by another party of a specified amount of a specific security or asset at a specified future time and at a specified price (with or without delivery required). The risks of futures include: (i) leverage risk; (ii) correlation or tracking risk; and (iii) liquidity risk. Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Accordingly, the fluctuation of the value of futures in relation to the underlying assets upon which they are based is magnified. Thus, a Fund may experience losses that exceed losses experienced by funds that do not use futures contracts and which may be unlimited, depending on the structure of the contract. There may be imperfect correlation, or even no correlation, between price movements of a futures contract and price movements of investments for which futures are used as a substitute, or which futures are intended to hedge.

Lack of correlation (or tracking) may be due to factors unrelated to the value of the investments being substituted or hedged, such as speculative or other pressures on the markets in which these instruments are traded. Consequently, the effectiveness of futures as a security substitute or as a hedging vehicle will depend, in part, on the degree of correlation between price movements in the futures and price movements in underlying securities or assets. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. Futures exchanges may impose daily or intra-day price change limits and/or limit the volume of trading.

Additionally, government regulation may further reduce liquidity through similar trading restrictions. As a result, a Fund may be unable to close out their futures contracts at a time that is advantageous. If movements in the markets for security futures contracts or the underlying security decrease the value of a Fund’s positions in security futures contracts, the Fund may be required to have or make additional funds available to its carrying firm as margin. If a Fund’s account is under the minimum margin requirements set by the exchange or the brokerage firm, its position may be liquidated at a loss, and the Fund will be liable for the deficit, if any, in its account. A Fund may also experience losses due to systems failures or inadequate system back-up or procedures at the brokerage firm(s) carrying the Fund’s positions. The successful use of futures depends upon a variety of factors, particularly the ability of the Adviser to predict movements of the underlying securities markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular futures strategy adopted will succeed.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL FUNDS

JUNE 30, 2025

(Unaudited)

Interest Rate Risk (Strategic Income Fund and 1847 Income Fund) — Interest rate risk is the risk that a rise in interest rates will cause a fall in the value of fixed-income securities, including U.S. Government securities, in which a Fund invests. In a low interest rate environment, risks associated with rising rates are heightened. An historically-low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Investment Style Risk (Strategic Income Fund and 1847 Income Fund) — Investment style risk is the risk that a Fund’s investment in certain securities in a particular market segment pursuant to its particular investment strategy may underperform other market segments or the market as a whole.

Large Capitalization Companies Risk (1847 Income Fund) — If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. Additionally, larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Leverage Risk (Strategic Income Fund) — Certain Fund transactions, such as derivatives, may give rise to a form of leverage. The use of leverage can amplify the effects of market volatility on the Fund’s share price and make the Fund’s returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy their obligations.

Liquidity Risk (Strategic Income Fund and 1847 Income Fund) — Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. A Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL FUNDS

JUNE 30, 2025

(Unaudited)

Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Market Risk (Strategic Income Fund and 1847 Income Fund) — The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. A Fund’s net asset value (“NAV”) per share will fluctuate with the market prices of its portfolio securities. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Markets for securities in which a Fund invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which a Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken worldwide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. The impact of the COVID-19 pandemic may be short term or may last for an extended period of time, and in either case could result in a substantial economic downturn or recession.

Mortgage-Backed Securities Risk (Strategic Income Fund and 1847 Income Fund) — Mortgage-backed securities are a class of asset-backed securities representing an interest in a pool or pools of whole mortgage loans (which may be residential mortgage loans or commercial mortgage loans). Mortgage-backed securities held or acquired by a Fund could include (i) obligations guaranteed by federal agencies of the U.S. Government, such as Ginnie Mae, which are backed by the “full faith and credit” of the United States, (ii) securities issued by Fannie Mae and Freddie Mac, which are not backed by the “full faith and credit” of the United States but are guaranteed by the U.S. Government as to timely payment of principal and interest, (iii) securities (commonly referred to as “private-label RMBS”) issued by private issuers that represent an interest in or are collateralized by whole residential mortgage loans without a government guarantee, and (iv) commercial mortgage-backed securities (CMBS), which are multi-class or pass-through securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments. Because private-label RMBS and CMBS are not issued or guaranteed by the U.S. Government, those securities generally are structured with one or more types of credit enhancement. There can be no assurance, however, that credit enhancements will support full payment to a Fund of the principal and interest on such obligations. In addition, changes in the credit quality of the entity that provides credit enhancement could cause losses to a Fund and affect its share price.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL FUNDS

JUNE 30, 2025

(Unaudited)

A Fund may invest in mortgage-backed securities in the form of debt or in the form of “pass-through” certificates. Pass-through certificates, which represent beneficial ownership interests in the related mortgage loans, differ from debt securities, which generally provide for periodic fixed payments of interest on and principal of the related notes. Mortgage pass-through securities provide for monthly payments that are a “pass-through” of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees and expenses owed to the servicers of the mortgage loans and other transaction parties that receive payment from collections on the mortgage loans.

The performance of mortgage loans and, in turn, the mortgage-backed securities acquired by a Fund, is influenced by a wide variety of economic, geographic, social and other factors, including general economic conditions, the level of prevailing interest rates, the unemployment rate, the availability of alternative financing and homeowner behavior.

The rate and aggregate amount of distributions on mortgage-backed securities, and therefore the average lives of those securities and the yields realized by a Fund, will be sensitive to the rate of prepayments (including liquidations) and modifications of the related mortgage loans, any losses and shortfalls on the related mortgage loans allocable to the tranches held by the Fund and the manner in which principal payments on the related mortgage loans are allocated among the various tranches in the particular securitization transaction. Furthermore, mortgage-backed securities are sensitive to changes in interest rates, but may respond to those changes differently from other fixed-income securities due to the possibility of prepayment of the mortgage loans. Among other factors, a significant amount of defaults, rapid prepayments or prepayment interest shortfalls may erode amounts available for distributions to a Fund. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect a Fund’s actual yield to maturity, even if the average rate of principal payments is consistent with the Fund’s expectations. If prepayments of mortgage loans occur at a rate faster than that anticipated by a Fund, payments of interest on the mortgage-backed securities could be significantly less than anticipated. Similarly, if the number of mortgage loans that are modified is larger than that anticipated by a Fund, payments of principal and interest on the mortgage-backed securities could be significantly less than anticipated.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL FUNDS

JUNE 30, 2025

(Unaudited)

Municipal Securities Risk (Strategic Income Fund and 1847 Income Fund) — Municipal securities, like other fixed-income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value.

Longer-term securities generally respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer’s current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of a Fund’s holdings. As a result, a Fund will be more susceptible to factors which adversely affect issuers of municipal obligations than a mutual fund which does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by a Fund. Any changes in the financial condition of municipal issuers also may adversely affect the value of the Fund’s securities.

Portfolio Turnover Risk (Strategic Income Fund) — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

Preferred Stocks Risk (Strategic Income Fund and 1847 Income Fund) — Preferred stocks are nonvoting equity securities that pay a stated fixed or variable rate dividend. Due to their fixed-income features, preferred stocks provide higher income potential than issuers’ common stocks, but are typically more sensitive to interest rate changes than an underlying common stock. Preferred stocks are also subject to equity market risk, which is the risk that stock prices will fluctuate and can decline and reduce the value of a Fund’s investment. The rights of preferred stocks on the distribution of a corporation’s assets in the event of a liquidation are generally subordinate to the rights associated with a corporation’s debt securities. Preferred stock may also be subject to prepayment risk, which is discussed below.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL FUNDS

JUNE 30, 2025

(Unaudited)

Prepayment Risk (Strategic Income Fund and 1847 Income Fund) — Fund investments in fixed-income securities are subject to prepayment risk. In a declining interest rate environment, fixed-income securities with stated interest rates may have their principal paid earlier than expected. This may result in a Fund having to reinvest that money at lower prevailing interest rates, which can reduce the returns of the Fund.

Privately Issued Securities Risk (1847 Income Fund) — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. In certain cases, privately placed securities may need to be priced at fair value as determined in good faith pursuant to procedures approved by the Board. Despite such good faith efforts, the Fund’s privately placed securities are subject to the risk that the securities’ fair value prices may differ from the actual prices that the Fund may ultimately realize upon their sale or disposition. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Small and Medium Capitalization Companies Risk (1847 Income Fund) — Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size companies, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements. The securities of smaller companies are often traded over-the-counter and, even if listed on a national securities exchange, may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies may be less liquid, may have limited market stability and may be subject to more severe, abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Further, smaller companies may have less publicly available information and, when available, it may be inaccurate or incomplete.

Unrated Securities Risk (1847 Income Fund) — Unrated securities may be less liquid than comparable rated securities and involve the risk that the Adviser may not accurately evaluate the security’s comparative credit rating. Analysis of creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities. To the extent that the Fund invests in unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the Adviser’s creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL FUNDS

JUNE 30, 2025

(Unaudited)

U.S. Government Securities Risk (Strategic Income Fund and 1847 Income Fund) — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. Therefore, such obligations are not backed by the full faith and credit of the U.S. Government.

Please also refer to the Funds’ Prospectus and Statement of Additional Information for a more-complete description of the risk factors affecting shareholder investments in the Funds.

10. Concentration of Shareholders:

At June 30, 2025, the percentage of total shares outstanding held by shareholders owning 10% or greater for the Funds, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders was as follows:

	No. of Shareholders	% Ownership
Penn Mutual AM Strategic Income Fund - I Shares	3	99%
Penn Mutual AM 1847 Income Fund - I Shares	1	96%

11. Indemnifications:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

12. Recent Accounting Pronouncement:

In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL FUNDS

JUNE 30, 2025

(Unaudited)

An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management of the Funds’ Adviser acts as each Fund’s CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is predetermined in accordance with each Fund's single investment objective which is executed by each Fund’s portfolio managers. The financial information in the form of each Fund’s schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

13. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL FUNDS

JUNE 30, 2025

(Unaudited)

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

At a Special Meeting of Shareholders held on June 11, 2025, shareholders of the Advisors’ Inner Circle III Trust elected Trustees.

All Nominees receiving a plurality of the votes cast at the Meeting with respect to a Trust will be elected as Trustees of the Trust, provided that thirty-three and one third percent (33 1/3%) of the shares of the Trust entitled to vote are present in person or by proxy at the Meeting. The election of Trustees for one Trust is not contingent on the election of Trustees for the other Trust. With a plurality vote, the Nominees who receive the highest number of votes will be elected, even if they receive votes from less than a majority of the votes cast. Because the Nominees are running unopposed, assuming a quorum is present, all Nominees are expected to be elected as Trustees, as all Nominees who receive a single vote in his other favor will be elected, while votes not cast or votes to withhold (or abstentions) will have no effect on the election outcome.

	Votes For	Votes Withheld	Proposal Passing
(a.) John G. Alshefski	1,662,873,478	5,330,326	Yes
(b.) Jon C. Hunt	1,574,558,027	93,645,777	Yes
(c.) Thomas P. Lemke	1,627,701,282	40,502,522	Yes
(d.) Nichelle Maynard-Elliott	1,642,537,284	25,666,520	Yes
(e.) Jay C. Nadel	1,647,431,408	20,772,396	Yes
(f.) Randall S. Yanker	1,627,734,666	40,469,138	Yes

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included within the Statement(s) of Operations of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund III (the “Trust”) or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on March 26–27, 2025 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Funds met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Funds presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL FUNDS

JUNE 30, 2025

(Unaudited)

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Funds regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ advisory fees paid to the Adviser and overall fees and operating expenses compared with peer groups of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Funds’ performance compared with peer groups of mutual funds and the Funds’ benchmark indices.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fees and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Funds, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL FUNDS

JUNE 30, 2025

(Unaudited)

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Funds, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Funds. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Funds.

The Trustees also considered other services provided to the Funds by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Funds and the Adviser

The Board was provided with regular reports regarding the Funds’ performance over various time periods. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ performance to their benchmark indices and peer groups of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Funds’ performance was satisfactory, or, where the Funds’ performance was materially below their benchmarks and/or peer groups, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Funds. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Funds were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fees payable by the Funds to the Adviser, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL FUNDS

JUNE 30, 2025

(Unaudited)

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Funds, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Funds were not unreasonable. The Board also considered the Adviser’s commitment to managing the Funds and its willingness to continue its expense limitation and fee waiver arrangements with the Funds.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

NOTES

NOTES

NOTES

Penn Mutual AM Strategic Income Fund

Penn Mutual AM 1847 Income Fund

Eight Tower Bridge

161 Washington Street

Suite 1111

Conshohocken, PA 19428

877-PMA-MLLC (877-762-6552)

Investment Adviser:

Penn Mutual Asset Management, LLC

600 Dresher Road, Suite 100

Horsham, PA 19044

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

PNN-SA-001-0700

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16.	Controls and Procedures.

(a)              The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b)              There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: September 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: September 4, 2025

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: September 4, 2025